Equity Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan

Note 11 - Equity Incentive Plan

In January 2021, the Company adopted the 2021 Equity Inventive Plan (the “Incentive Plan”), which provides for grants of awards in the form of incentive stock options, non-qualified stock options, and restricted stock awards to selected employees, directors, and independent contractors of the Company and its affiliates, as defined in the Incentive Plan. The aggregate number of shares of the Company ’s common stock that may be issued under the Incentive Plan shall not exceed 4,672,506. The purpose of the Incentive Plan is to encourage and enable selected participants to acquire or to increase their holdings of the Company’s common stock and other equity-based interests in the Company in order to promote a closer identification of their interests with those of the Company and its stockholders. The Incentive Plan is administered by the Company’s Board of Directors, which determines the people to whom awards will be granted, the type of awards to be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the Incentive Plan.

Stock Options

Stock option activity for the six-months ended June 30, 2025 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)
Options outstanding at December 31, 2024	2,032,521	$0.009	6.22
Options granted	-	n/a	n/a
Options exercised	-	n/a	n/a
Options cancelled	(170,715)	$0.014	n/a
Options outstanding as of June 30, 2025	1,861,806	$0.009	6.14
Total vested as of June 30, 2025	1,773,963	$0.007	6.36

For the three and six-months ended June 30, 2025, the Company recognized stock-based compensation expense relating to stock options totaling $9,737 and $19,742, respectively. For the three and six-months ended June 30, 2024, the Company recognized stock-based compensation relating to stock options totaling $3,454 and $71,594, respectively. Stock-based compensation expense relating to stock options is included in “General and administrative” in the accompanying consolidated statements of operations.

As of June 30, 2025, there was a total of approximately $23,614 of unrecognized stock-based compensation cost relating to outstanding stock options, which is expected to be recognized over a weighted-average period of 0.74 years.

Restricted Stock Awards

For the three and six-months ended June 30, 2025 and 2024, the Company did not grant any restricted stock awards.

As of June 30, 2025 and December 31, 2024, there were no unvested restricted stock awards.

For the three and six-months ended June 30, 2025, the Company did not recognize any stock-based compensation relating to restricted stock awards. For the three and six months ended June 30, 2024, the Company recognized stock-based compensation relating to restricted stock awards totaling $17,266 and $100,874, respectively. Stock-based compensation relating to restricted stock awards is included in “General and administrative” in the accompanying consolidated statements of operations.

As of June 30, 2025, there was no unrecognized stock-based compensation costs relating to restricted stock awards.

Note 7 - Equity Incentive Plan

In January 2021, SEE ID adopted the 2021 Equity Inventive Plan (the “Plan”), which provides for grants of awards in the form of incentive stock options, nonqualified stock options, and restricted stock awards to selected employees, directors, and independent contractors of the Company and its affiliates, as defined in the Plan. The aggregate number of shares of SEE ID’s common stock that may be issued under the Plan shall not exceed 57,477,460. The purpose of the Plan is to encourage and enable selected participants to acquire or to increase their holdings of SEE ID’s common stock in order to promote a closer identification of their interests with those of the Company and its stockholders. The Plan is administered by the Company’s Board of Directors, which determines the persons to whom awards will be granted, the type of awards to be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the Plan.

Stock Options:

During the year ended December 31, 2024, SEE ID granted stock options to purchase 86,700 shares of its common stock at an exercise price of $0.70 per share, which all have a ten-year life and vest ratably over the 18 months following the date of grant. The fair value of the stock options granted during the year ended December 31, 2024, was determined to be approximately $44,000 on the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Expected life (in years)	5.75
Average volatility	85%
Risk-free rates	4.13%
Expected dividend rate	-
Weighted-average grant date calculated fair value	$0.51

Stock option activity for the years ended December 31, 2024 and 2023, is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
Options outstanding at January 1, 2023	13,060,760	$0.010	9.34
Options granted	400,000	$0.010
Options exercised	-
Options cancelled	-
Options outstanding at December 31, 2023	13,460,760	$0.010	8.29
Adjustment to options outstanding*	11,455,000	$0.003
Options granted	86,700	$0.70
Options exercised	-
Options cancelled	-
Options outstanding at December 31, 2024	25,002,460	$0.009	6.22
Vested (i.e., exercisable) at December 31, 2024	22,615,760	$0.006	6.63

*	This represents stock options for common stock awards issued prior to January 1, 2024 that were incorrectly excluded from the total number of stock options for common stock outstanding at December 31, 2023. The related stock-based compensation that should have been recorded in the prior periods was immaterial to the overall consolidated financial statements for the years ended December 31, 2023 and 2022. SEE ID recorded the catch-up stock-based compensation of approximately $63,000 on January 1, 2024.

During the year ended December 31, 2024, SEE ID recognized stock-based compensation relating to stock options totaling $90,377, which is included in “General and administrative” in the accompanying consolidated statements of operations. During the year ended December 31, 2023, SEE ID did not recognize any stock-based compensation relating to stock options.

At December 31, 2024, there was a total of approximately $47,000 of unrecognized stock-based compensation cost relating to outstanding stock options, which is expected to be recognized over a weighted-average period of 1.25 years.

Restricted Stock Awards:

At December 31, 2024, the outstanding restricted stock awards amounted to 32,475,000 shares of SEE ID’s common stock and includes restricted stock awards for 16,537,500 shares of common stock issued prior to January 1, 2024 that were incorrectly excluded from the total number of restricted stock awards for common stock outstanding at December 31, 2023. The related stock-based compensation that should have been recorded in the prior periods was immaterial to the overall consolidated financial statements for the years ended December 31, 2023 and 2022. SEE ID recorded the catch-up stock-based compensation of approximately $66,000 on January 1, 2024.

During the years ended December 31, 2024 and 2023, SEE ID did not grant any restricted stock awards.

In December 2020 and August 2021, the Company granted restricted stock awards of 15,937,500 shares of the Company’s common stock to each its chief financial officer (“CFO”) and chief executive officer (“CEO”), respectively (collectively referred to as the “Awards”). The Awards included vesting conditions with provisions that were considered “performance conditions” under FASB ASC 718, Stock Compensation, that management concluded were probable to occur at the time of grant. The fair value of each of the Awards was determined to be approximately $67,000 (subsequently adjusted, as discussed above) on the date of grant based on the estimated fair value of the Company’s common stock at that time and was being recognized in equal monthly amounts through the date the vesting conditions were expected to be achieved. In December 2023, the Company’s board of directors approved the removal of the performance condition portion of the vesting conditions included in the Awards. As a result of this modification to the Awards, the restricted stock awarded to the CFO became fully vested at the date of the modification date and the restricted stock awarded to the CEO will become fully vested under the timing vesting condition noted in their original agreement (i.e., the third anniversary of the grant date, or August 1, 2024).

At December 31, 2024 and 2023, unvested restricted stock awards granted amounted to zero and 3,115,625, respectively.

During the years ended December 31, 2024 and 2023, SEE ID recognized stock-based compensation relating to restricted stock awards totaling $106,629 and $61,817, respectively. Stock-based compensation relating to restricted stock awards is included in “General and administrative” in the accompanying consolidated statements of operations.

At December 31, 2024, there was no unrecognized stock-based compensation costs relating to restricted stock awards.